Document and Entity Information	Dec. 29, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001743759
Document Type	8-K
Document Period End Date	Dec. 29, 2021
Entity Registrant Name	CORSAIR GAMING, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39533
Entity Tax Identification Number	82-2335306
Entity Address, Address Line One	47100 Bayside Pkwy
Entity Address, City or Town	Fremont
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94538
City Area Code	(510)
Local Phone Number	657-8747
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	CRSR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false